Trade payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of September 30, 2024, and December 31, 2023, are as follows:

	Balance as of September 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade accounts payable	77,023	77,266
Accruals on Spanish market prices differences (Note 17)	16,078	12,475
Down payments from clients and other deferred income	14,625	16,905
Other accounts payable	32,976	35,067
Total	140,702	141,713